Summary of changes in deferred revenue (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Deferred Revenue
Balance at the beginning of the year	₨ 3,360	₨ 45,721
Deferred during the year
Recorded in statement of profit or loss	(970)	(42,361)
Transferred to other financial liabilities (deposits)
Balance at the end of the year	₨ 2,390	₨ 3,360